SIGNIFICANT ACCOUNTING POLICIES - Funds administration (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fondo de Capital Privado Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest in subsidiary	80.47%	49.96%	49.96%
Assets managed	$ 5,023,316	$ 4,415,509
Fideicomiso Lote Abelardo Castro
SIGNIFICANT ACCOUNTING POLICIES
Country			Colombia
Percentage of ownership interest in subsidiary			66.77%
Fideicomiso Lote Distrito Vera B1B2
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest in subsidiary	66.00%	66.49%	66.77%
Assets managed	$ 55,733	$ 57,025
Fideicomiso Lote Distrito Vera B3B4
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest in subsidiary	66.00%	66.49%	66.77%
Assets managed	$ 53,558	$ 54,941
Fideicomiso Lote B6 Ciudad del Rio
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest in subsidiary	66.00%
Assets managed	$ 66,150
Banistmo Panama Fondo de Inversion S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country	Panama	Panama	Panama
Percentage of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets managed	$ 243,268	$ 414,962